Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	5.15%	(3.56%)	2.35%	2.72%	6.26%	(0.26%)	2.81%	2.56%	(0.14%)	1.90%
Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	5.98%	(1.58%)	1.56%	(19.54%)	19.84%	(3.29%)	9.69%	12.93%	(0.74%)	13.08%
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	5.26%	(6.08%)	4.39%	2.91%	9.51%	(1.67%)	5.24%	4.26%	(0.12%)	3.43%
Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	8.76%	(8.24%)	15.54%	(4.36%)	20.64%	(3.33%)	9.89%	12.51%	(0.30%)	14.35%
Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	6.00%	(9.67%)	7.41%	3.66%	13.99%	(3.54%)	8.45%	6.60%	(0.87%)	5.47%
Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	8.24%	(6.10%)	16.23%	(2.41%)	22.76%	(4.87%)	14.32%	10.53%	(0.12%)	11.74%
Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	13.58%	(16.96%)	12.31%	11.16%	22.21%	(9.87%)	18.79%	8.56%	(3.48%)	4.71%
Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	16.14%	(14.30%)	20.97%	11.26%	24.42%	(8.88%)	20.13%	8.08%	(1.97%)	5.79%
Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	9.98%	(14.66%)	8.04%	8.86%	17.14%	(6.23%)	11.76%	7.52%	(3.12%)	4.34%
Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	16.16%	(14.33%)	20.91%	11.21%	24.43%	(8.91%)	20.07%	8.12%	(1.91%)	5.81%
Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	10.84%	(14.93%)	10.18%	9.35%	19.13%	(7.71%)	14.29%	7.91%	(3.37%)	4.18%
Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	16.11%	(14.26%)	20.92%	11.24%	24.42%	(8.88%)	20.12%	8.10%	(1.97%)	5.78%
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	5.15%	(3.56%)	2.35%	2.72%	6.26%	(0.26%)	2.81%	2.56%	(0.14%)	1.90%
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	6.16%	(6.64%)	3.46%	2.14%	8.69%	(2.49%)	4.53%	3.48%	(0.88%)	2.51%
Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	6.80%	(10.29%)	6.61%	2.97%	13.07%	(4.26%)	7.64%	5.82%	(1.61%)	4.56%
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	14.42%	(17.57%)	11.50%	10.34%	21.24%	(10.54%)	17.97%	7.70%	(4.19%)	3.85%
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	9.98%	(14.66%)	8.04%	8.86%	17.14%	(6.23%)	11.76%	7.52%	(3.12%)	4.34%
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	11.64%	(15.54%)	9.30%	8.62%	18.14%	(8.36%)	13.47%	7.13%	(4.16%)	3.31%
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	4.89%	(3.87%)	2.06%	2.51%	6.10%	(0.61%)	2.56%	2.21%	(0.40%)	1.77%
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	5.85%	(6.23%)	4.12%	2.62%	9.37%	(2.07%)	5.13%	4.03%	(0.47%)	3.22%
Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	6.48%	(9.83%)	7.16%	3.45%	13.66%	(3.85%)	8.30%	6.24%	(1.11%)	5.24%
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	14.28%	(17.25%)	12.12%	10.88%	21.90%	(10.10%)	18.43%	8.34%	(3.74%)	4.48%
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	10.46%	(13.89%)	7.82%	9.62%	17.91%	(6.19%)	11.49%	7.35%	(1.48%)	4.09%
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	11.29%	(15.12%)	9.92%	9.08%	18.86%	(7.98%)	14.04%	7.66%	(3.66%)	3.88%